Note 21 - Earnings Per Share - Earnings Per Share Computations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Issued shares at beginning of year (in shares)	52,787,428	52,078,908	52,117,908
Share consolidation (note 19) (in shares)	(42,135,492)	(41,663,126)	(41,694,326)
Issued shares post consolidation (in shares)	10,651,936	10,415,782	10,423,582
Weighted average shares repurchased (in shares)	(60,978)
Weighted average cancellation during the year (in shares)			(4,565)
Weighted average shares issued (in shares)	16,924	41,460
Weighted average number of shares at December 31 (in shares)	10,607,882	10,457,242	10,419,017
Profit attributable to shareholders	$ 9,384	$ 8,526	$ 4,779
Blanket Mine Employee Trust Adjustment	(210)	(238)	(100)
Adjusted profit attributable to shareholders	$ 9,174	$ 8,288	$ 4,679
Basic earnings per share - $ (in dollars per share)	$ 0.86	$ 0.79	$ 0.45
Weighted average shares at December 31 (in shares)	10,607,882	10,457,242	10,419,017
Effect of dilutive options (in shares)	9,622	23,449	21,634
Weighted average number of shares (diluted) at December 31 (in shares)	10,617,504	10,480,691	10,440,651
Diluted earnings - per share ($) (in dollars per share)	$ 0.86	$ 0.79	$ 0.45